Average Annual Total Returns		12 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
VALUE LINE MID CAP FOCUSED FUND, INC.
Prospectus [Line Items]
Average Annual Return, Percent		0.80%	7.51%		12.49%
VALUE LINE MID CAP FOCUSED FUND, INC. | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.29%	6.61%		11.55%
VALUE LINE MID CAP FOCUSED FUND, INC. | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.83%	5.78%		10.22%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		1.02%	7.77%	12.38%
Performance Inception Date	Aug. 14, 2017
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%	9.90%	10.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.98%	14.82%

[1]	Institutional Class inception date.